Contributed Equity - Summary of Contributed Equity (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Contributed equity	$ 542,105,187	$ 446,272,203
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Contributed equity	532,443,233	436,610,249
Options over ordinary shares - Listed [Member]
Disclosure of classes of share capital [line items]
Contributed equity	$ 9,661,954	$ 9,661,954